Fair value measurement (Details) - Recurring - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Short-term investments
Term deposits		€ 25,225
Investments and other assets:
Term deposits	€ 1,351	1,351
Total	82,301	90,699
Deposits
Cash equivalents:
Cash equivalents	80,950	64,123
Level 2
Short-term investments
Term deposits		25,225
Investments and other assets:
Term deposits	1,351	1,351
Total	82,301	90,699
Level 2 | Deposits
Cash equivalents:
Cash equivalents	€ 80,950	€ 64,123